Net Income Per Share (Schedule of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$ (522)	$ 0	$ 0
Allocation of undistributed earnings - continuing operations	16,348	13,620	13,160
Allocation of undistributed earnings - discontinued operations	0	516	(427)
Net income available to all stockholders	15,826	$ 14,136	$ 12,733
Denominator
Continuing operations (in USD per share)		$ 20.15	$ 19.77
Net income (loss) per share - basic (in USD per share)		$ 20.91	$ 19.13
Numerator
Adjustment Payment to Class C capital stockholders	(522)	$ 0	$ 0
Allocation of undistributed earnings - continuing operations	16,348	13,620	13,160
Allocation of undistributed earnings - discontinued operations	0	$ 516	$ (427)
Weighted-average effect of dilutive securities
Continuing operations (in USD per share)		$ 19.82	$ 19.42
Net income (loss) per share - diluted (in USD per share)		$ 20.57	$ 18.79
Class A Common Stock
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	0
Allocation of undistributed earnings - continuing operations	6,695	$ 5,700	$ 5,407
Allocation of undistributed earnings - discontinued operations	0	216	(175)
Net income available to all stockholders	$ 6,695	$ 5,916	$ 5,232
Denominator
Number of shares used in basic computation (in shares)	289,640	282,877	273,518
Continuing operations (in USD per share)	$ 23.11	$ 20.15	$ 19.77
Discontinued operations (in USD per share)	0.00	0.76	(0.64)
Net income (loss) per share - basic (in USD per share)	$ 23.11	$ 20.91	$ 19.13
Numerator
Adjustment Payment to Class C capital stockholders	$ 0
Allocation of undistributed earnings - continuing operations	6,695	$ 5,700	$ 5,407
Allocation of undistributed earnings - discontinued operations	$ 0	$ 216	$ (175)
Denominator
Number of shares used in basic computation (in shares)	289,640	282,877	273,518
Weighted-average effect of dilutive securities
Conversion of Class B to Class A common shares outstanding (in shares)	51,745	54,928	59,328
Employee stock options (in shares)	1,475	2,057	2,748
Restricted stock units and other contingently issuable shares (in shares)	920	2,515	3,215
Number of shares used in per share computation (in shares)	343,780	342,377	338,809
Continuing operations (in USD per share)	$ 22.84	$ 19.82	$ 19.42
Discontinued operations (in USD per share)	0.00	0.75	(0.63)
Net income (loss) per share - diluted (in USD per share)	$ 22.84	$ 20.57	$ 18.79
Class A Common Stock | Continuing operations
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$ 0
Allocation of undistributed earnings - continuing operations	6,695	$ 5,700	$ 5,407
Numerator
Adjustment Payment to Class C capital stockholders	0
Allocation of undistributed earnings - continuing operations	6,695	5,700	5,407
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	1,196	1,107	1,173
Reallocation of undistributed earnings	(39)	(20)	0
Allocation of undistributed earnings	7,852	6,787	6,580
Class A Common Stock | Discontinued operations
Numerator
Allocation of undistributed earnings - discontinued operations	0	216	(175)
Numerator
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	42	(38)
Reallocation of undistributed earnings	0	(1)	(1)
Allocation of undistributed earnings	0	257	(214)
Allocation of undistributed earnings - discontinued operations	0	216	(175)
Class B Common Stock
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	0
Allocation of undistributed earnings - continuing operations	1,196	1,107	1,173
Allocation of undistributed earnings - discontinued operations	0	42	(38)
Net income available to all stockholders	$ 1,196	$ 1,149	$ 1,135
Denominator
Number of shares used in basic computation (in shares)	51,745	54,928	59,328
Continuing operations (in USD per share)	$ 23.11	$ 20.15	$ 19.77
Discontinued operations (in USD per share)	0.00	0.76	(0.64)
Net income (loss) per share - basic (in USD per share)	$ 23.11	$ 20.91	$ 19.13
Numerator
Adjustment Payment to Class C capital stockholders	$ 0
Allocation of undistributed earnings - continuing operations	1,196	$ 1,107	$ 1,173
Allocation of undistributed earnings - discontinued operations	$ 0	$ 42	$ (38)
Denominator
Number of shares used in basic computation (in shares)	51,745	54,928	59,328
Weighted-average effect of dilutive securities
Conversion of Class B to Class A common shares outstanding (in shares)	0	0	0
Employee stock options (in shares)	0	0	4
Restricted stock units and other contingently issuable shares (in shares)	0	0	0
Number of shares used in per share computation (in shares)	51,745	54,928	59,332
Continuing operations (in USD per share)	$ 22.84	$ 19.82	$ 19.42
Discontinued operations (in USD per share)	0.00	0.75	(0.63)
Net income (loss) per share - diluted (in USD per share)	$ 22.84	$ 20.57	$ 18.79
Class B Common Stock | Continuing operations
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$ 0
Allocation of undistributed earnings - continuing operations	1,196	$ 1,107	$ 1,173
Numerator
Adjustment Payment to Class C capital stockholders	0
Allocation of undistributed earnings - continuing operations	1,196	1,107	1,173
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	0	0
Reallocation of undistributed earnings	(14)	(18)	(21)
Allocation of undistributed earnings	1,182	1,089	1,152
Class B Common Stock | Discontinued operations
Numerator
Allocation of undistributed earnings - discontinued operations	0	42	(38)
Numerator
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	0	0
Reallocation of undistributed earnings	0	(1)	1
Allocation of undistributed earnings	0	41	(37)
Allocation of undistributed earnings - discontinued operations	0	42	(38)
Class C Capital Stock
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	522
Allocation of undistributed earnings - continuing operations	7,935	6,813	6,580
Allocation of undistributed earnings - discontinued operations	0	258	(214)
Net income available to all stockholders	$ 8,457	$ 7,071	$ 6,366
Denominator
Number of shares used in basic computation (in shares)	343,241	338,130	332,846
Continuing operations (in USD per share)	$ 24.63	$ 20.15	$ 19.77
Discontinued operations (in USD per share)	0.00	0.76	(0.64)
Net income (loss) per share - basic (in USD per share)	$ 24.63	$ 20.91	$ 19.13
Numerator
Adjustment Payment to Class C capital stockholders	$ 522
Allocation of undistributed earnings - continuing operations	7,935	$ 6,813	$ 6,580
Allocation of undistributed earnings - discontinued operations	$ 0	$ 258	$ (214)
Denominator
Number of shares used in basic computation (in shares)	343,241	338,130	332,846
Weighted-average effect of dilutive securities
Conversion of Class B to Class A common shares outstanding (in shares)	0	0	0
Employee stock options (in shares)	1,428	2,038	2,748
Restricted stock units and other contingently issuable shares (in shares)	4,481	4,525	3,215
Number of shares used in per share computation (in shares)	349,150	344,693	338,809
Continuing operations (in USD per share)	$ 24.34	$ 19.82	$ 19.42
Discontinued operations (in USD per share)	0.00	0.75	(0.63)
Net income (loss) per share - diluted (in USD per share)	$ 24.34	$ 20.57	$ 18.79
Class C Capital Stock | Continuing operations
Numerator
Adjustment Payment to Class C capital stockholders - continuing operations	$ 522
Allocation of undistributed earnings - continuing operations	7,935	$ 6,813	$ 6,580
Numerator
Adjustment Payment to Class C capital stockholders	522
Allocation of undistributed earnings - continuing operations	7,935	6,813	6,580
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	0	0
Reallocation of undistributed earnings	39	20	0
Allocation of undistributed earnings	7,974	6,833	6,580
Class C Capital Stock | Discontinued operations
Numerator
Allocation of undistributed earnings - discontinued operations	0	258	(214)
Numerator
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	0	0	0
Reallocation of undistributed earnings	0	1	1
Allocation of undistributed earnings	0	259	(213)
Allocation of undistributed earnings - discontinued operations	$ 0	$ 258	$ (214)